Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (2,651)	$ (2,507)
Increase (decrease) in other comprehensive income	7,777	6,044
Increase (decrease) in total comprehensive income	5,126	3,537
Increase (decrease) in net earnings	2,651	2,507
Increase (decrease) in other comprehensive income	(7,777)	(6,044)
Increase (decrease) in total comprehensive income	$ (5,126)	$ (3,537)